Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
21.	INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	Software	Trademark use rights	Total
COST
At December 31, 2023	-	-	-
Additions	7,001,021	11,854,260	18,855,281
Translation adjustment	(58,603)	(168,208)	(226,811)
At December 31, 2024	6,942,418	11,686,052	18,628,470

ACCUMULATED AMORTIZATION AND IMPAIRMENT
At December 31, 2023	-	-	-
Amortization for the year	(938,979)	(1,795,279)	(2,734,258)
Translation adjustment	13,323	25,475	38,798
At December 31, 2024	(925,656)	(1,769,804)	(2,695,460)

CARRYING AMOUNT
At December 31, 2024	6,016,762	9,916,248	15,933,010
At December 31, 2023	-	-	-

As of April 15, 2024, the receivable balance of $7,000,000 was fully settled by means of acquisition of a wholly owned subsidiary and the intangible assets (software). The purchase consideration of $7,000,000 was allocated to the additions of intangible asset - software based on their relative fair values at the acquisition date, which amounting to $7,001,021 in accordance with IFRS 3 paragraph 2(b).

Future estimated amortization expense of intangible assets is as follows:

By December 31, 2025	$3,983,710
By December 31, 2026	3,698,294
By December 31, 2027	3,515,628
By December 31, 2028	3,424,295
By December 31, 2029	1,311,083
Thereafter	-
Total	$15,933,010

The amortization of intangible assets during 2024 was $2,734,258.